Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt [Abstract]
Interest on long term debt	$ 40,449	$ 35,969	$ 15,362
Less: Interest capitalized	(3,940)	(12,079)	(7,838)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income	1,252	2,416	1,055
Amortization of deferred finance charges	2,855	2,732	681
Other bank and finance charges	601	623	315
Interest and finance costs	$ 41,217	$ 29,661	$ 9,575